Business combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified				1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jul. 01, 2011	May 24, 2011 Nomura Land and Building Co., Ltd. [Member]	Mar. 31, 2013 Nomura Land and Building Co., Ltd. [Member]	Mar. 31, 2012 Nomura Land and Building Co., Ltd. [Member]
Business Acquisition [Line Items]
Agreement entered, date					May 13, 2011
Acquired additional issued shares, percentage				39.00%	39.00%
Total payment in relation to Share Purchases				¥ 37,620	¥ 37,620
Gain from bargain purchase					44,963
Percentage of outstanding shares					38.50%
Loss from change in fair value of equity investments					16,555
Equity investments remeasured at fair value					38,379
Loss from equity investments remeasured at fair value					4,109
Revenues generated						488,536
Net income (loss) on Share Purchases						5,107
Revenues from real estate sales					336,858	251,377
Costs of real estate sales					¥ 306,570	¥ 226,450
Common shares allotted for each share			118		118
Common shares issued	3,822,562,601	3,822,562,601	103,429,360		103,429,360